Fair value measurement - Contingent consideration, Royalty deed (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Continuity schedule
Balance, end of period	$ 209,314
Royalty Deed
Contingent consideration
Royalty percentage (in %)	1.50%
Discount rate	8.00%
Continuity schedule
Balance, beginning of period	$ 0
Initial recognition	43,130
Change in fair value	855
Balance, end of period	$ 43,985